Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related party transactions.
Schedule of balances and transactions with fellow Lloyds Banking Group undertakings

	At	At
	30 June	31 Dec
	2020	2019
	£m	£m

Assets
Due from fellow Lloyds Banking Group undertakings	925	1,854
Derivative financial instruments	912	591

Liabilities
Due to fellow Lloyds Banking Group undertakings	6,502	4,893
Derivative financial instruments	1,629	1,986
Financial liabilities at fair value through profit or loss	1,228	1
Debt securities in issue	12,410	11,181
Subordinated liabilities	4,227	3,663